FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL INCOME (EXPENSES), NET [Abstract]
Schedule of Financial Income (Expense), Net
	Year ended December 31,
	2015	2014	2013
Income:

Interest on cash equivalents	$88	$24	$90
Gain and interest on available-for-sale marketable securities, net	386	528	554
Interest on bank deposits	82	77	211

Expenses:

Interest on short-term credit and bank commissions	-	(68)	(254)
Foreign currency translation adjustments, net	(389)	(1,249)	(575)

	$167	$(688)	$26